SOLAR POWER SYSTEMS, NET (Details Narrative) - JPY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation	¥ 160,829	¥ 149,299	¥ 140,033
Solar Power Systems [Member]
Property, Plant and Equipment [Line Items]
Depreciation	¥ 22,566,000